UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th Street
New York, NY 10019

(Address of principal executive offices)

Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th Street
New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2013

Date of reporting period:     May 1, 2013 – July 31, 2013

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2013

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN EQUITY SECURITIES
Automotive Equipment and Parts
Hankook Tire Worldwide Co., Ltd	33,770	$1,412,750	$1,810,112	$397,362	2.1
Manufactures tires
Hyundai Mobis	32,994	5,710,667	8,049,395	2,338,728	9.2
Automotive service components
Hyundai Motor Company	41,981	3,353,660	3,835,327	481,667	4.4
Passanger cars, trucks, autoparts, and commercial vehicles
Kia Motors Corporation	21,946	1,172,862	1,244,722	71,860	1.4
Passenger cars, mini-buses, trucks, and commercial vehicles
Total Automotive Equipment and Parts		11,649,939	14,939,556	3,289,617	17.1

Banking and Financial Services
Shinhan Financial Group Co., Ltd.	84,020	3,214,440	3,067,215	(147,225)	3.5
Consumer and commercial-related financial services
Total Banking and Financial Services		3,214,440	3,067,215	(147,225)	3.5

Consumer Electronics
Samsung Electronics Co., Ltd.	13,547	9,793,981	14,553,080	4,759,099	16.6
Consumer electronics, computers, and telecommunications
SK Hynix Inc	264,500	6,209,113	6,405,784	196,671	7.3
Semiconductors
Total Consumer Electronics		16,003,094	20,958,864	4,955,770	23.9

Information and Software
NCsoft Corporation	28,125	4,905,632	4,269,673	(635,959)	4.9
Online gaming
Total Information and Software		4,905,632	4,269,673	(635,959)	4.9

Insurance
Dongbu Insurance Co., Ltd.	96,070	3,691,461	4,067,392	375,931	4.6
Non-life insurance
Hyundai Marine & Fire Insurance Co., Ltd.	59,470	1,674,631	1,630,896	(43,735)	1.9
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	11,249	2,051,378	2,403,825	352,447	2.8
Non-life insurance
Total Insurance		7,417,470	8,102,113	684,643	9.3

Miscellaneous Manufacturing
Dongsung Finetec Corporation	151,605	675,691	1,179,784	504,093	1.3
Superconducting materials
Doosan Infracore Co., Ltd.	75,900	872,058	834,615	(37,443)	1.0
General industry machinery
Huvis Corporation	114,270	1,143,790	1,170,059	26,269	1.3
Textile products and services
Interojo Co Ltd	89,143	1,283,579	1,190,574	(93,005)	1.4
Manufactures and sale of contact lens
Korea Zinc Co., Ltd.	11,360	3,006,203	2,897,882	(108,321)	3.3
Non-ferrous metals
Lock&Lock Co., Ltd.	107,150	2,370,034	2,270,632	(99,402)	2.6
Plastic food storage
Woongjin Coway Co., Ltd.	44,260	1,762,014	2,364,506	602,492	2.7
Water purifiers and home appliances
Youngone Corporation	77,264	2,564,886	2,394,055	(170,831)	2.7
Outdoor sportswear and shoes
Total Miscellaneous Manufacturing		13,678,255	14,302,107	623,852	16.3

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Services
Cheil Worldwide Inc.	60,210	1,017,156	1,380,459	363,303	1.6
Marketing communications
CJ O Shopping Co., Ltd.	3,448	998,017	1,123,637	125,620	1.3
Online retail marketing company
iMarketKorea Inc.	47,320	1,097,485	1,078,605	(18,880)	1.2
Maintenance, repair, and operations procurement services
Samsung Engineering Co., Ltd.	53,935	5,482,032	3,779,402	(1,702,630)	4.3
Engineering and construction
Total Services		8,594,690	7,362,103	(1,232,587)	8.4

Transportation
AJ Rent a Car Co Ltd *	97,090	1,097,804	1,093,560	(4,244)	1.2
Auto rental company
Total Transportation		1,097,804	1,093,560	(4,244)	1.2

Wholesale
GS Retail Company Ltd.	55,300	1,374,031	1,661,792	287,761	1.9
Owns and operates various stores and online retail businesses
Hyundai Greenfood Co., Ltd.	173,920	2,679,075	2,748,689	69,614	3.1
Wholesale and distributon of food
Total Wholesale		4,053,106	4,410,481	357,375	5.0

TOTAL SOUTH KOREAN EQUITY SECURITIES		$70,614,430	$78,505,672	$7,891,242	89.6

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non-interest bearing account		1,009,394	1,000,241	(9,153)
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,009,394	1,000,241	(9,153)	1.1

TOTAL INVESTMENTS		$71,623,824	$79,505,913	$7,882,089	90.7

OTHER ASSETS LESS LIABILITIES, NET			7,988,327		9.3

NET ASSETS			$87,494,240		100.0

* Non-Income Producing Security
Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $10,952,917.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,061,675.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of July 31, 2013.

Korean won	1,123.11	= $1.00

The tax basis of investments, exclusive of investments in foreign currencies of $1,000,241, at July 31, 2013 was $77,358,161.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013.
Level 1 – quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – (including the Fund’s own assumptions in determining the fair value of investments).

Level	Investments in Securities
Level 1
Equity Securities	$78,505,672
Foreign Currency	1,000,241
Level 2	-0-
Level 3	-0-
Total	$79,505,913

During the quarter ended July 31, 2013, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant observable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Hiromichi Aoki
        Hiromichi Aoki
        (Vice President and Acting Principal Executive Officer)

Date:  September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hiromichi Aoki
        Hiromichi Aoki
        (Vice President and Acting Principal Executive Officer)

By:  /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  September 30, 2013